Disclosures on the effects of fluctuations in foreign currency exchange rates - Liabilities Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 5,887,100	$ 3,964,230
Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,051,547	991,709
Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,835,553	2,972,521
Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	522,999	51,305
Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,303,146	317,666
Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	289,825	246,320
Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,149	7,704
Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	374,789	279,650
Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	356,611	166,935
Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	58,053	61,038
Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		26,775
Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	35,376
Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	446,477	141,674
Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,394,218	2,587,732
Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	49,585	46,519
Non-current Trade and other payables | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		3,813
Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	43,872	27,099
Up to 90 days | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,249,142	523,989
Up to 90 days | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	140,746	46,778
Up to 90 days | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,300,878	54,334
Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	374,115	278,590
Up to 90 days | Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,745	14,727
Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	406,658	129,560
Later than three months and not later than one year | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	802,405	467,720
Later than three months and not later than one year | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	382,253	4,527
Later than three months and not later than one year | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,268	263,332
Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	12,149	7,704
Later than three months and not later than one year | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	674	1,060
Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	356,611	166,935
Later than three months and not later than one year | Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8,631	12,048
Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	39,819	12,114
Over 1 year to 2 years | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34,866	396,545
Over 1 year to 2 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		369,446
Over 1 year to 2 years | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34,866	27,099
Over 2 year to 3 years | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	504,560	224,488
Over 2 year to 3 years | Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	289,825	136,823
Over 2 year to 3 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,648	4,257
Over 2 year to 3 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	197,521	72,900
Over 2 year to 3 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	13,566	6,695
Over 2 year to 3 years | Non-current Trade and other payables | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		3,813
Over 3 year to 4 years | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,531	249,097
Over 3 year to 4 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,531	249,097
Over 4 year to 5 years | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	62,219	70,841
Over 4 year to 5 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,200	31,017
Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	36,019	39,824
Over 5 years | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,984,377	2,031,550
Over 5 years | Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		109,497
Over 5 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	28,205	25,764
Over 5 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,947,166	1,896,289
Over 5 years | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 9,006
USD | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 502,574	32,753
USD | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 1,302,929	$ 317,466
USD | Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 289,825	$ 246,320
USD | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 6,549	4,625
USD | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 121,370	98,994
USD | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 348,658	$ 149,997
USD | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 58,053	$ 61,038
USD | Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 34,498	26,117
USD | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 393,499	$ 108,236
USD | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 1,991,706	$ 2,214,916
USD | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 36,066	$ 29,869
USD | Non-current Trade and other payables | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies		$ 3,813
USD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 43,332	$ 26,710
USD | Up to 90 days | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	120,652	28,519
USD | Up to 90 days | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,300,878	54,134
USD | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	121,260	98,918
USD | Up to 90 days | Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	25,867	14,341
USD | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	393,401	99,643
USD | Later than three months and not later than one year | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	381,922	4,234
USD | Later than three months and not later than one year | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,051	263,332
USD | Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,549	4,625
USD | Later than three months and not later than one year | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	110	76
USD | Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	348,658	149,997
USD | Later than three months and not later than one year | Provisions for employee benefits, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8,631	11,776
USD | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	98	8,593
USD | Over 1 year to 2 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		369,446
USD | Over 1 year to 2 years | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	34,326	26,710
USD | Over 2 year to 3 years | Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	289,825	136,823
USD | Over 2 year to 3 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,648	4,257
USD | Over 2 year to 3 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	197,521	72,900
USD | Over 2 year to 3 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	13,566	6,695
USD | Over 2 year to 3 years | Non-current Trade and other payables | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		3,813
USD | Over 3 year to 4 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	249,531	249,097
USD | Over 4 year to 5 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,200	31,017
USD | Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	22,500	23,174
USD | Over 5 years | Deferred tax liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		109,497
USD | Over 5 years | Other non-current provisions | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	28,205	25,764
USD | Over 5 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,544,654	1,523,473
USD | Over 5 years | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 9,006
CLF | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 20,425	18,552
CLF | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 2,331	2,263
CLF | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 2,618	$ 1,330
CLF | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 402,512	$ 372,816
CLF | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 10,982	$ 13,313
CLF | Up to 90 days | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,094	18,259
CLF | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,618	1,330
CLF | Later than three months and not later than one year | Other current financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	331	293
CLF | Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,331	2,263
CLF | Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10,982	13,313
CLF | Over 5 years | Other non current financial liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 402,512	372,816
CLP | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 162,470	115,504
CLP | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 999	12
CLP | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 47,737	$ 9,283
CLP | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 23
CLP | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 540	$ 389
CLP | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	162,470	115,504
CLP | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	8,281	6,342
CLP | Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	999	12
CLP | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	39,456	2,941
CLP | Over 1 year to 2 years | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	540	389
CLP | Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 23
BRL | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 217	200
BRL | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 10	5
BRL | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 1	1
BRL | Up to 90 days | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		200
BRL | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	10	5
BRL | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	1
BRL | Later than three months and not later than one year | Other current provisions | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 217
THB | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	THB
Liabilities held in foreign currencies	$ 4	2
THB | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 4	2
EUR | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 387	382
EUR | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 56,682	42,226
EUR | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,386	5,547
EUR | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 385	214
EUR | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,814	1,704
EUR | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	56,118	41,242
EUR | Up to 90 days | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	385	214
EUR | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,564	1,281
EUR | Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	387	382
EUR | Later than three months and not later than one year | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	564	984
EUR | Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,386	5,547
EUR | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 250	423
GBP | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	GBP
Liabilities held in foreign currencies	$ 18	18
GBP | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 18	18
INR | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	INR
Liabilities held in foreign currencies		1
INR | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		1
MXN | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 436	434
MXN | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 802	881
MXN | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 5,568	1,841
MXN | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 103	172
MXN | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 739	$ 562
MXN | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 1,094	$ 1,530
MXN | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	802	881
MXN | Up to 90 days | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	103	172
MXN | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	725	562
MXN | Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	436	434
MXN | Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,568	1,841
MXN | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	14
MXN | Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 1,094	1,530
PEN | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies		1
PEN | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies		70
PEN | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		1
PEN | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		70
ARS | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ARS
Liabilities held in foreign currencies	$ 26
ARS | Provisions for employee benefits, non-current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		47
ARS | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 26
ARS | Up to 90 days | Provisions for employee benefits, non-current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		47
JPY | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies		99
JPY | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 47	$ 32
JPY | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	EUR	JPY
Liabilities held in foreign currencies	$ 1,420	$ 1,807
JPY | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		99
JPY | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	47	32
JPY | Over 4 year to 5 years | Non-current lease liabilities | Non-current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 1,420	1,807
CNY | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 4,757	3,198
CNY | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies		9,538
CNY | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 92	20,736
CNY | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,757	3,198
CNY | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 92	20,736
CNY | Later than three months and not later than one year | Current tax liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		9,538
COP | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 115	227
COP | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 250	157
COP | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	115	227
COP | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 250
COP | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		157
ZAR | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 1,256	1,288
ZAR | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 1	846
ZAR | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,256	1,288
ZAR | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		846
ZAR | Later than three months and not later than one year | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 1
AUD | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 2,446
AUD | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 24,394	15,876
AUD | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 390	272
AUD | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	24,394	15,876
AUD | Up to 90 days | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	390
AUD | Later than three months and not later than one year | Lease liabilities, current
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 2,446
AUD | Later than three months and not later than one year | Provisions for employee benefits, current | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		$ 272
AED | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	AED
Liabilities held in foreign currencies	$ 72
AED | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 72
CHF | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	CHF
Liabilities held in foreign currencies	$ 32
CHF | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 32
KRW | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 189
KRW | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 2,271
KRW | Up to 90 days | Trade and other payables | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	189
KRW | Up to 90 days | Other current non-financial liabilities | Current liabilities
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 2,271